INTANGIBLE ASSETS AND GOODWILL, NET, Detailed Information about Intangible Assets (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	S/ 2,127,216	S/ 1,913,221
Ending balance	2,427,017	2,127,216	S/ 1,913,221
Depreciation and amortization	511,174	485,207	521,967
Impact of initial application of IFRS 17 [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation and amortization	386,100	50,500
Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,167,235	4,708,305	4,293,864
Additions	828,803	703,670	532,244
Acquisition of business	16,642	7,533	0
Transfers	0	0	0
Disposals and others	(151,301)	(252,273)	(117,803)
Ending balance	5,861,379	5,167,235	4,708,305
Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,040,019	2,795,084	2,475,466
Amortization of the period	436,584	403,726	381,794
Disposals and others	(42,241)	(158,791)	(62,176)
Ending balance	3,434,362	3,040,019	S/ 2,795,084
Client relationships [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	71,089
Ending balance	58,674	71,089
Client relationships [Member] | Prima AFP - AFP Union Vida [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	45,262
Ending balance	37,701	45,262
Client relationships [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	15,564
Ending balance	13,410	15,564
Client relationships [Member] | Joinnus S.A.C. [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	2,507	0
Client relationships [Member] | Ultraserfinco S.A. [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,971
Ending balance	2,000	6,971
Client relationships [Member] | Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,809
Ending balance	1,792	1,809
Client relationships [Member] | Tenpo SpA [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,483
Ending balance	1,264	1,483
Client relationships [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	373,602
Additions	0
Acquisition of business	2,507
Transfers	0
Disposals and others	(204)
Ending balance	375,905	373,602
Client relationships [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	302,513
Amortization of the period	15,025
Disposals and others	(307)
Ending balance	317,231	302,513
Brand name [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	111,376
Ending balance	109,006	111,376
Brand name [Member] | Joinnus S.A.C. [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	3,457	0
Brand name [Member] | Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	367
Ending balance	305	367
Brand name [Member] | MiBanco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	111,009
Ending balance	105,244	111,009
Brand name [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	171,864
Additions	0
Acquisition of business	3,457
Transfers	0
Disposals and others	0
Ending balance	175,321	171,864
Brand name [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	60,488
Amortization of the period	5,827
Disposals and others	0
Ending balance	66,315	60,488
Fund Manager Contract [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	60,588
Ending balance	61,342	60,588
Fund Manager Contract [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	30,495
Ending balance	29,553	30,495
Fund Manager Contract [Member] | Ultraserfinco S.A. [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,473
Ending balance	2,560	2,473
Fund Manager Contract [Member] | Credicorp Capital Colombia [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	27,620
Ending balance	29,229	27,620
Fund Manager Contract [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	73,412
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	4,303
Ending balance	77,715	73,412
Fund Manager Contract [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,824
Amortization of the period	3,573
Disposals and others	(24)
Ending balance	16,373	12,824
Relationships with holders [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	0
Relationships with holders [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	0
Ending balance	21,100	21,100
Relationships with holders [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Amortization of the period	0
Disposals and others	0
Ending balance	21,100	21,100
Software and developments [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	1,276,080
Software and developments [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,642,091
Additions	244,879
Acquisition of business	10,678
Transfers	436,050
Disposals and others	(54,676)
Ending balance	4,279,022	3,642,091
Software and developments [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,637,685
Amortization of the period	407,583
Disposals and others	(42,326)
Ending balance	3,002,942	2,637,685
Intangible in progress [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	901,562
Intangible in progress [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	867,213
Additions	577,462
Acquisition of business	0
Transfers	(436,050)
Disposals and others	(107,063)
Ending balance	901,562	867,213
Intangible in progress [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Amortization of the period	0
Disposals and others	0
Ending balance	0	0
Other [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	20,353
Other [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	17,953
Additions	6,462
Acquisition of business	0
Transfers	0
Disposals and others	6,339
Ending balance	30,754	17,953
Other [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,409
Amortization of the period	4,576
Disposals and others	416
Ending balance	S/ 10,401	S/ 5,409